Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Jul. 31, 2021	Jul. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepayment for advertising service fee	[1]	$ 600,000	$ 600,000
Prepaid service fees		20,000	64,189
Prepaid insurance service fee		58,150
Advance to vendors		10,000	10,000
Others		300	22,340
Total		$ 688,451	$ 696,529

[1]	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.